SEGMENT INFORMATION - Segment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Cost of revenue		$ 653,982	$ 685,427	$ 721,364
Selling and marketing expense		524,443	531,514	543,325
General and administrative expense		333,214	390,588	443,569
Product development expense		133,335	161,412	165,343
Total operating costs and expenses		1,769,182	1,940,144	2,240,464
Gain on amendment of lease		41,500
People Inc.
Segment Reporting Information [Line Items]
Total operating costs and expenses		1,432,322	1,471,285	1,427,935
Gain on amendment of lease		41,500
ROU asset, impairment charges	$ 44,700			44,700
Operating Segments | Digital
Segment Reporting Information [Line Items]
Cost of revenue		338,431	321,235	273,651
Selling and marketing expense		289,038	240,237	204,594
General and administrative expense		105,926	102,689	106,646
Product development expense		111,258	121,398	114,063
Total operating costs and expenses		844,653	785,559	698,954
Operating Segments | Print
Segment Reporting Information [Line Items]
Cost of revenue		292,528	336,192	381,891
Selling and marketing expense		226,673	268,593	269,200
General and administrative expense		42,051	44,994	48,724
Product development expense		5,807	9,281	10,381
Total operating costs and expenses		567,059	659,060	710,196
Other | People Inc.
Segment Reporting Information [Line Items]
Total operating costs and expenses		42,728	47,440	39,774
Gain on amendment of lease		41,500
ROU asset, impairment charges				44,700
Intersegment eliminations | People Inc.
Segment Reporting Information [Line Items]
Total operating costs and expenses		$ (22,118)	$ (20,774)	$ (20,989)